Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Vox Royalty Corp.
Entity Central Index Key	0001907909
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	68,364,945
Document Annual Report	true
Document Fin Stmt Error Correction Flag	false
Entity File Number	000-56292
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	1499 West 120th Ave
Entity Address Address Line 2	Suite 110
Entity Address City Or Town	Westminster
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80234
City Area Code	720
Icfr Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Canada
Auditor Firm Id	271
Local Phone Number	602-4223
Security 12b Title	Common Shares, no par value
Trading Symbol	VOXR
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	122 East 42nd Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.